RESTRICTED STOCK AWARDED OUTSIDE THE 2013 STOCK INCENTIVE PLAN	12 Months Ended
Sep. 30, 2020
RESTRICTED STOCK AWARDED OUTSIDE THE 2013 STOCK INCENTIVE PLAN
RESTRICTED STOCK AWARDED OUTSIDE THE 2013 STOCK INCENTIVE PLAN

15.         RESTRICTED STOCK AWARDED OUTSIDE THE 2013 STOCK INCENTIVE PLAN

On May 3, 2016, the Company awarded 2,000,000 shares of Restricted Stock to members of the Board of Directors and management in a private placement in reliance upon an exemption from registration afforded by Section 4(a)(2) of the Securities Act. The shares subject to this grant are outside the 2013 Plan and were scheduled to fully vest on the second anniversary of the date of grant. On May 1, 2018, the vesting date for 1,767,000 shares was amended to November 2018. In addition, in the event of a Change of Control (as such term is defined in the 2013 Plan), 100% of the grants would have immediately vested. During the year ended September 30, 2020 and 2019, 0 and  1,767,000 shares of restricted stock, respectively, awarded outside the 2013 Plan vested.

Restricted Stock activity in shares for the year ended September 30, 2020 and 2019 is as follows:

2019
Non Vested at September 30, 2019 and 2018	1,767,000
Awarded	—
Vested	(1,767,000)
Forfeited	—
Non Vested at September 30, 2020 and 2019	—

The weighted average restricted stock award date fair value information for the year ended September 30, 2020 and 2019 follows:

2019
Non Vested at September 30, 2019 and 2018	$0.39
Awarded	—
Vested	0.39
Forfeited	—
Non Vested at September 30, 2020 and 2019	$—

For both of the years ended September 30, 2020 and 2019, compensation expense recorded for the restricted stock awards was $0.